Annual Total Returns - 1919 Retail Funds	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
1919 Financial Services Fund | 1919 Financial Services Fund, Class I
Prospectus [Line Items]
Annual Return [Percent]	4.52%	25.21%	1.69%	(13.71%)	31.16%	0.35%	29.49%	(14.72%)	14.95%	27.01%
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	9.79%	15.79%	19.66%	(20.00%)	17.26%	20.57%	24.69%	(1.31%)	16.36%	5.76%